Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Noncurrent liabilities and noncurrent assets
Deferred compensation trusts	$ 381,826	$ 348,487
Noncurrent liabilities
Noncurrent liabilities and noncurrent assets
Deferred compensation and retirement obligations included in noncurrent liabilities	395,000	356,000
Accrued retention amount related to insurance coverages	$ 56,000	$ 65,000